SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales and marketing expenses
Advertising costs	¥ 1,000.0	¥ 199.5	¥ 98.5